Consolidated Statement of Profit or Loss and Comprehensive Income	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 12,808,828	$ 16,441,770	$ 11,319,944
Other income	3,950,333	5,070,759	1,752,489
Consumables, medical supplies and other related expenses	(3,066,510)	(3,936,258)	(2,552,460)
Employee benefit expenses	(7,195,482)	(9,236,322)	(6,397,933)
Depreciation expense	(3,034,672)	(3,895,390)	(1,181,128)
Rent expense	(5,191)	(6,663)	(141,075)
Other operating expense	(4,073,142)	(5,228,400)	(3,300,208)
Impairment loss on goodwill			(10,349,252)
Finance cost	(357,837)	(459,329)	(203,948)
Loss before tax	(973,673)	(1,249,833)	(11,053,571)
Income tax (expense)/ benefit	(139,886)	(179,562)	417,393
Loss after tax	(1,113,559)	(1,429,395)	(10,636,178)
Loss for the year, representing total comprehensive loss for the year	(1,113,559)	(1,429,395)	(10,636,178)
Loss attributable to:
Owners of the Company	(582,720)	(747,995)	(10,635,677)
Non-controlling interests	(530,839)	(681,400)	(501)
Loss for the year	$ (1,113,559)	$ (1,429,395)	$ (10,636,178)
Basic | (per share)	$ (0.61)	$ (0.78)	$ (0.57)
Diluted | (per share)	$ (0.61)	$ (0.78)	$ (0.57)
Basic	1,582,111	1,582,111	18,785,750
Diluted	1,582,111	1,582,111	18,785,750